Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Operating Segments [Abstract]
Summary of segmental information

	Three Months Ended March 31,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$802,314	$877,045
BioTherapeutics	13,972	33,552
Total	$816,286	$910,597

Income/(Loss) from Operations
Vaccines/BioDefense	$84,681	$139,404
BioTherapeutics	(764,876)	(1,035,591)
Corporate	(878,072)	(693,722)
Total	$(1,558,267)	$(1,589,909)
Amortization and Depreciation Expense
Vaccines/BioDefense	$9,786	$9,935
BioTherapeutics	48,374	49,939
Corporate	1,766	2,213
Total	$59,926	$62,087

Interest Income
Corporate	$561	$291

Share-Based Compensation
Vaccines/BioDefense	$24,592	$10,450
BioTherapeutics	29,256	76,121
Corporate	88,177	90,091
Total	$142,025	$176,662

	As of March 31, 2015	As of December 31, 2014

Identifiable Assets
Vaccines/BioDefense	$568,565	$1,025,220
BioTherapeutics	161,355	204,308
Corporate	5,172,737	5,724,720
Total	$5,902,657	$6,954,248

	For the Years Ended December 31,
	2014	2013
Revenues
Vaccines/BioDefense	$6,756,388	$3,003,822
BioTherapeutics	286,628	220,330
Total	$7,043,016	$3,224,152

Income (loss) from Operations
Vaccines/BioDefense	$807,164	$(1,666,130)
BioTherapeutics	(7,674,381)	(3,069,998)
Corporate	(3,894,132)	(2,420,414)
Total	$(10,761,349)	$(7,156,542)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,625	$37,981
BioTherapeutics	199,196	190,033
Corporate	6,966	2,057
Total	$245,787	$230,071

Interest Income
Corporate	$1,310	$1,960

Stock-Based Compensation
Vaccines/BioDefense	$114,920	$80,432
BioTherapeutics	193,926	250,431
Corporate	411,304	472,197
Total	$720,150	$803,060

	As of December 31,
	2014	2013

Identifiable Assets
Vaccines/BioDefense	$1,025,220	$1,870,414
BioTherapeutics	204,308	386,721
Corporate	5,724,720	6,008,320
Total	$6,954,248	$8,265,455